Long Term Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended					12 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended
	Aug. 30, 2012	Feb. 23, 2013	Feb. 25, 2012	Aug. 30, 2012 Term Loan A [Member]	Feb. 23, 2013 Term Loan A [Member]	Aug. 30, 2012 Revolving Credit Facility [Member]	Aug. 30, 2012 Term Loan B-2 [Member]	Aug. 30, 2012 Term Loan B-3 [Member]	Aug. 30, 2012 Revolving ABL Credit Facility [Member]	Feb. 23, 2013 Revolving ABL Credit Facility [Member]	Feb. 24, 2007 Seven Point Five Percentage Senior Unsecured Notes Due Two Thousand Fourteen [Member]	Feb. 27, 2010 Eight Percentage Senior Unsecured Notes Due Two Thousand Sixteen [Member]	Feb. 23, 2013 Minimum [Member]	Feb. 23, 2013 Minimum [Member] Term Loan A [Member]	Aug. 30, 2012 Minimum [Member] Revolving ABL Credit Facility [Member]	Feb. 23, 2013 Minimum [Member] Revolving ABL Credit Facility [Member]	Feb. 23, 2013 Maximum [Member]	Aug. 30, 2012 Maximum [Member] Revolving ABL Credit Facility [Member]	Feb. 23, 2013 Maximum [Member] Revolving ABL Credit Facility [Member]
Debt Instrument [Line Items]
Term of credit facility				6 years					5 years
Line of credit facility amount		$ 200							$ 1,650
Interest rate at the rate of ("LIBOR")				6.75%	6.75%										1.75%	1.00%		2.25%	2.00%
Facility fees															0.25%			0.375%
Interest rate at the rate of ("Prime plus")															0.75%			1.25%
Line of credit facility amount outstanding	280	40		850	834	1,500	574	446		207
LIBOR floor rate				1.25%	1.25%
Maturity date						April 2015	October 2015	April 2018
Payment of financing costs	59
Ground-leased real estate and associated equipment pledged as collateral		1,069
Line of credit facility prepayment fee percentage		1.00%												50.00%
Net cash proceeds from sale of assets													50.00%				100.00%
Line of credit facility amount outstanding, current					9
Facility fees										0.25%
Letter of credit outstanding										360
Maximum letter of credit fee										2.125%
Unused credit										857
Assets collateralized by the ABL Credit Facility										2,092
Rate of outstanding borrowings		1.98%
Facility fee in accordance of current credit rating		0.70%
Account receivable pledged as collateral		282
Debt with current maturities that are classified in Long-term debt		18	28
Debt instrument, issued amount											$ 500	$ 1,000
Debt instrument, interest rate											7.50%	8.00%
Debt instrument, expiration year											2014	2016